Leases (Details) - Schedule of weighted average remaining lease terms and discount rates	Dec. 31, 2022	Dec. 31, 2021
Schedule of weighted average remaining lease terms and discount rates [Abstract]
Weighted average remaining lease term (years)	7 years 3 months 10 days	6 years 3 months 3 days
Weighted average discount rate	5.08%	4.77%